UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3428

High Yield Bond Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

TRAVELERS VARIABLE PRODUCTS

HIGH YIELD BOND TRUST

FORM N-Q

SEPTEMBER 30, 2004

HIGH YIELD BOND TRUST

Schedule of Investments (unaudited)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE

CORPORATE BONDS AND NOTES - 81.2%

Aerospace/Defense - 1.1%
$75,000	B	Argo-Tech Corp., Sr. Notes, 9.250% due 6/1/11 (b)	$80,813
475,000	B-	BE Aerospace, Inc., Sr. Sub. Notes, Series B, 8.875% due 5/1/11	483,313
500,000	CCC+	Hexcel Corp., Sr. Sub. Notes, 9.750% due 1/15/09	527,500

			1,091,626

Automotive - 1.9%
225,000	B-	Collins & Aikman Products Co., Sr. Notes, 10.750% due 12/31/11	226,125
125,000	CCC-	Intermet Corp., Sr. Notes, 9.750% due 6/15/09	48,750
1,050,000	B	Metaldyne Corp., Sr. Sub. Notes, 11.000% due 6/15/12	840,000
250,000	B-	RJ Tower Corp., Sr. Notes, 12.000% due 6/1/13	201,250
		Tenneco Automotive Inc., Series B:
50,000	B-	Sr. Secured Notes, 10.250% due 7/15/13	57,250
500,000	B-	Sr. Sub. Notes, 11.625% due 10/15/09	530,000

			1,903,375

Broadcasting - 0.5%
200,000	BBB-	Chancellor Media Corp., Sr. Notes, 8.000% due 11/1/08	227,005
250,000	CCC	Granite Broadcasting Corp., Secured Notes, 9.750% due 12/1/10	232,500

			459,505

Building/Construction - 2.2%
		Armstrong World Industries, Inc., Sr. Notes:
250,000	NR	6.500% due 8/15/05 (c)	162,500
175,000	NR	7.450% due 5/15/29 (c)	111,563
275,000	B-	The BuildCo. Inc., Sr. Sub. Notes, 8.50% due 9/1/14 (b)	289,438
175,000	BB+	D.R. Horton Inc., Notes, 6.125% due 1/15/14	181,781
		KB Home:
425,000	BB+	Notes, 6.375% due 8/15/11 (b)	448,375
		Sr. Sub. Notes:
125,000	BB-	8.625% due 12/15/08	141,250
325,000	BB-	9.500% due 2/15/11	363,188
225,000	B-	Ply Gem Industries Inc., Sr. Sub. Notes, 9.000% due 2/15/12 (b)	225,563
225,000	B	William Lyon Homes, Inc., Sr. Notes, 10.750% due 4/1/13	261,000

			2,184,658

Business Services - 0.9%
525,000	B+	Danka Business Systems PLC, Sr. Notes, 11.000% due 6/15/10	553,875
350,000	B-	Vertis, Inc., Sr. Notes, Series B, 10.875% due 6/15/09	378,000

			931,875

Cable - 7.5%
		Adelphia Communications Corp., Sr. Notes:
875,000	NR	10.250% due 6/15/11 (c)	829,062
		Series B:
725,000	NR	8.375% due 2/1/08 (c)	645,250
250,000	NR	8.125% due 12/31/49 (c)	220,000
75,000	CCC-	CCO Holdings, LLC/CCO Holdings Capital Corp., Sr. Notes, 8.750% due 11/15/13	73,969

See Notes to Schedule of Investments.

HIGH YIELD BOND TRUST

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Cable - 7.5% (continued)
		Charter Communications Holdings, LLC/Charter Communications Holdings Capital Corp:
		Sr. Discount Notes:
$550,000	CCC-	Step bond to yield 10.784% due 4/1/11	$426,250
1,250,000	CCC-	Step bond to yield 18.487% due 5/15/11	781,250
300,000	B-	Sr. Notes, 8.375% due 4/30/14 (b)	299,625
1,200,000	BB-	CSC Holdings Inc., Sr. Notes, Series B, 7.625% due 4/1/11	1,270,500
100,000	NR	Frontiervision Holdings LP, Sr. Discount Notes, 11.875% due 9/15/07 (c)	125,750
725,000	B+	Insight Midwest, LP/Insight Capital, Inc., Sr. Notes, 9.750% due 10/1/09	761,250
125,000	B	Kabel Deutschland GmbH, Sr. Notes, 10.625% due 7/1/14 (b)	136,875
1,275,000	B+	Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 9.500% due 1/15/13	1,233,563
375,000	BB+	Shaw Communications Inc., Sr. Notes, 7.250% due 4/6/11	409,687
175,000	B-	Telenet Communications NV, Sr. Notes, 9.000% due 12/15/13 (b)	230,888

			7,443,919

Chemicals - 7.3%
325,000	BBB-	Georgia Gulf Corp., Notes, 7.625% due 11/15/05	340,031
475,000	CCC+	Huntsman ICI Chemicals LLC, Sr. Sub. Notes, 10.125% due 7/1/09	501,125
450,000	B-	Huntsman International LLC, Sr. Notes, 9.875% due 3/1/09	498,375
100,000	B-	Innophos Inc., Sr. Sub. Notes, 8.875% due 8/15/14 (b)	107,000
		Lyondell Chemical Co.:
405,000	B+	Secured Notes, Series B, 9.875% due 5/1/07	429,806
825,000	B-	Sub. Notes, 10.875% due 5/1/09	878,625
		Millennium America Inc., Sr. Notes:
1,175,000	BB-	7.000% due 11/15/06	1,224,938
550,000	BB-	9.250% due 6/15/08	609,125
		Nalco Co.:
75,000	B-	Sr. Notes, 7.750% due 11/15/11	79,875
125,000	B-	Sr. Sub. Notes, 8.875% due 11/15/13	135,000
125,000	BB+	NOVA Chemicals Corp., Sr. Notes, 6.500% due 1/15/12	129,687
		PolyOne Corp., Sr. Notes:
200,000	B+	10.625%, due 5/15/10	220,000
175,000	B+	8.875%, due 5/1/12	179,375
		Resolution Performance Products LLC/RPP Capital Corp.:
225,000	B+	Secured Notes, 8.000% due 12/15/09	233,437
200,000	B-	Second Secured Notes, 9.500% due 4/15/10	207,500
		Rhodia SA:
750,000	CCC+	Sr. Notes, 7.625% due 6/1/10	703,125
325,000	CCC+	Sr. Sub. Notes, 8.875% due 6/1/11	284,375
475,000	BBB-	Union Carbide Corp., Debentures, 6.790% due 6/1/25	482,125

			7,243,524

Consumer Products & Services - 1.1%
100,000	B	Alderwoods Group, Inc., Sr. Notes, 7.750% due 9/15/12 (b)	106,250
175,000	CCC-	Home Products International, Inc., Sr. Sub. Notes, 9.625% due 5/15/08	147,875
75,000	B-	Norcraft Holdings, Sr. Discount Notes, 9.746% due 9/1/12 (b)	54,750
525,000	CCC+	Playtex Products, Inc., Sr. Sub. Notes, 9.375% due 6/1/11	540,750

See Notes to Schedule of Investments.

HIGH YIELD BOND TRUST

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Consumer Products & Services - 1.1% (continued)
$225,000	B-	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14 (b)	$228,375

			1,078,000

Energy - 3.3%
375,000	B-	Belden & Blake Corp., Sr. Secured Notes, 8.750% due 7/15/12 (b)	401,250
62,930	CCC+	El Paso Production Holding Co., Sr. Debentures, 6.700% due 2/15/27	63,245
50,000	B	Encore Acquisition Co., Sr. Sub. Notes, 6.250% due 4/15/14	50,250
50,000	BB-	Evergreen Resources, Inc., Sr. Sub. Notes, 5.875% due 3/15/12	51,750
150,000	BB-	Forest Oil Corp., Sr. Notes, 8.000% due 12/15/11	169,125
		Key Energy Services, Inc., Sr. Notes:
100,000	B	6.375% due 5/1/13	99,500
300,000	B	Series C, 8.375% due 3/1/08	318,000
225,000	BB-	Newfield Exploration Co., Sr. Sub. Notes, 6.625% due 9/1/14 (b)	235,688
325,000	BB	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	359,125
125,000	BB-	Pride International, Inc., Sr. Notes, 7.375% due 7/15/14 (b)	139,375
225,000	B-	Seitel, Inc., Sr. Notes, 11.750% due 7/15/11 (b)	231,187
		Tesoro Petroleum Corp.:
125,000	BBB-	Sr. Secured Notes, 8.000% due 4/15/08	135,625
225,000	BB-	Sr. Sub. Notes, 9.625% due 4/1/12	261,562
775,000	BB-	USEC Inc., Sr. Notes, 6.625% due 1/20/06	794,375

			3,310,057

Equipment Rental - 1.6%
150,000	BB-	NationsRent, Inc., Sr. Secured Notes, 9.500% due 10/15/10	163,500
450,000	BB-	United Rentals North America, Inc., Sr. Notes, 6.500% due 2/15/12	435,375
		Williams Scotsman, Inc.:
850,000	B-	Sr. Notes, 9.875% due 6/1/07	818,125
200,000	B	Sr. Secured Notes, 10.000% due 8/15/08	215,500

			1,632,500

Fabricated Glass, Plastic and Fiber - 2.7%
		Crown Cork & Seal Co. Inc.:
850,000	B	Debentures, 7.375% due 12/15/26	760,750
75,000	B	Notes, 7.000% due 12/15/06	77,625
150,000	B	Crown European Holdings SA, Third Priority Sr. Secured Notes,
		10.875% due 3/1/13	175,125
350,000	B	Jefferson Smurfit Corp., Sr. Notes, 8.250% due 10/1/12	387,625
		Owens-Brockway Glass Container, Inc., Sr. Secured Notes:
575,000	BB-	8.875% due 2/15/09	628,187
300,000	BB-	7.750% due 5/15/11	321,000
350,000	B-	Solo Cup Co., Sr. Sub. Notes, 8.500% due 2/15/14	346,500

			2,696,812

Finance - 0.6%
		BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes,
550,000	B-	9.625% due 6/15/14 (b)	596,750

Food/Beverage/Tobacco - 0.4%
175,000	B	Chiquita Brands International, Inc., Sr. Notes, 7.500% due 11/1/14 (b)	175,875
50,000	B	Land O’Lakes Inc., Sr. Secured Notes, 9.000% due 12/15/10 (b)	52,312
50,000	B+	Swift & Co., Sr. Notes, 10.125% due 10/1/09	55,125

See Notes to Schedule of Investments.

HIGH YIELD BOND TRUST

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Food/Beverage/Tobacco - 0.4% (continued)
$150,000	B+	The Wornick Co., Sr. Second Secured Notes, 10.875% due 7/15/11 (b)	$161,250

			444,562

Freight/Containers/Shipping - 1.0%
200,000	B	CHC Helicopter Corp., Sr. Sub. Notes, 7.375% due 5/1/14	209,500
450,000	CCC-	Evergreen International Aviation, Inc., Sr. Second Secured Notes, 12.000% due 5/15/10	272,250
475,000	B2*	TFM, S.A. de C.V., Sr. Notes, 12.500% due 6/15/12	529,625

			1,011,375

Gaming - 5.9%
100,000	B+	Argosy Gaming Co., Sr. Sub. Notes, 7.000% due 1/15/14	103,625
375,000	B+	Aztar Corp., Sr. Sub. Notes, 7.875% due 6/15/14 (b)	399,375
175,000	B+	Boyd Gaming Corp., Sr. Sub. Notes, 6.750% due 4/15/14	178,938
550,000	BB+	Harrah’s Operating Co., Inc., Sr. Sub. Notes, 7.875% due 12/15/05	582,313
475,000	B	Isle of Capri Casinos, Inc., Sr. Sub. Notes, 7.000% due 3/1/14	479,750
200,000	B	Kerzner International, Sr. Sub. Notes, 8.875% due 8/15/11	220,250
		MGM Mirage Inc.:
750,000	BB+	Sr. Notes, 6.750% due 9/1/12 (b)	780,000
475,000	BB-	Sr. Sub. Notes, 8.375% due 2/1/11	526,656
125,000	BB-	Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125% due 8/15/14 (b)	131,563
		Park Place Entertainment Corp., Sr. Sub Notes:
325,000	BB-	7.875% due 12/15/05	342,875
800,000	BB-	7.875% due 3/15/10	908,000
52,000	CCC+	Pinnacle Entertainment, Inc., Sr. Sub. Notes, Series B, 9.250% due 2/15/07	53,560
525,000	B	Resorts International Hotel and Casino, Inc., First Mortgage Notes, 11.500% due 3/15/09	606,375
		Station Casinos, Inc.:
350,000	BB-	Sr. Notes, 6.000% due 4/1/12	360,500
225,000	B+	Sr. Sub. Notes, 6.500% due 2/1/14	230,062

			5,903,842

Healthcare - 3.3%
550,000	B-	Alliance Imaging Inc., Sr. Sub. Notes, 10.375% due 4/15/11	600,188
650,000	NR	HEALTHSOUTH Corp., Sr. Notes, 7.625% due 6/1/12	632,125
525,000	B	Radiologix, Inc., Sr. Notes, Series B, 10.500% due 12/15/08	546,000
		Tenet Healthcare Corp.:
150,000	B-	7.375% due 2/1/13	141,750
1,675,000	B-	Sr. Notes, 6.875% due 11/15/31	1,335,812

			3,255,875

Industrial Products - 3.7%
		Allied Waste North America,
250,000	BB-	Secured Notes, 6.500% due 11/15/10	248,750
500,000	B+	Series B, Sr. Notes, 7.375% due 4/15/14	483,750
100,000	CCC+	Ames True Temper Inc., Sr. Sub. Notes, 10.000% due 7/15/12 (b)	102,625
550,000	CCC-	BGF Industries, Inc., Sr. Sub. Notes, Series B, 10.250% due 1/15/09	522,500
150,000	BBB-	Bombardier Inc., Notes, 6.300% due 5/1/14 (b)	129,768
375,000	BB-	Case New Holland, Inc., Sr. Notes, 9.250% due 8/1/11 (b)	421,875

See Notes to Schedule of Investments.

HIGH YIELD BOND TRUST

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Industrial Products - 3.7% (continued)
		Foamex L.P., Sr. Sub. Notes:
$250,000	CCC+	13.500% due 8/15/05	$241,250
225,000	CCC+	9.875% due 6/15/07	169,875
925,000	B-	The Goodyear Tire & Rubber Co., Notes, 7.857% due 8/15/11	876,438
275,000	B-	MAAX Corp., Sr. Sub. Notes, 9.750% due 6/15/12	292,875
50,000	BB-	Trinity Industries Inc., Sr. Notes, 6.500% due 3/15/14	49,500
100,000	B+	Wolverine Tube, Inc., Sr. Notes, Series B, 10.500% due 4/1/09	110,500

			3,649,706

Lodging and Leisure - 4.3%
		Felcor Lodging LP, Sr. Notes:
114,000	B-	9.500% due 9/15/08	120,270
200,000	B-	8.500% due 6/1/11	221,000
		Host Marriott LP, Sr Notes:
100,000	B+	7.000% due 8/15/12 (b)	105,750
100,000	B+	7.125% due 11/1/13	105,500
159,000	B+	HMH Properties, Inc., Sr. Notes, Series B, 7.875% due 8/1/08	164,366
75,000	B+	Intrawest Corp., Sr. Notes, 7.500% due 10/15/13 (b)	78,094
650,000	BB+	ITT Corp., Notes, 6.750% due 11/15/05	676,000
50,000	BB	K2 Inc., Sr. Notes, 7.375% due 7/1/14 (b)	53,250
75,000	BB-	LA Quinta Properties Inc., Sr. Notes, 7.000% due 8/15/12 (b)	79,406
		MeriStar Hospitality Corp., Sr. Notes:
125,000	CCC+	9.000% due 1/15/08	131,250
725,000	CCC+	9.125% due 1/15/11	763,063
1,625,000	BB+	Royal Caribbean Cruises Ltd., Sr. Debentures, 7.500% due 10/15/27	1,698,125
302	CCC+	Six Flags Inc., Sr. Notes, 8.875% due 2/1/10	285
100,000	B+	Steinway Musical Instruments, Inc., Sr. Notes, 8.750% due 4/15/11	109,500

			4,305,859

Metal/Mining - 2.7%
1,525,000	B+	AK Steel Corp., Sr. Notes, 7.750% due 6/15/12	1,498,312
50,000	BB-	Century Aluminum Co., Sr. Notes, 7.500% due 8/15/14 (b)	52,875
300,000	BB	IPSCO Inc., Sr. Notes, 8.750% due 6/1/13	343,500
175,000	B+	Steel Dynamics Inc., Sr. Notes, 9.500% due 3/15/09	195,125
504,000	BB-	U.S. Steel LLC, Sr. Notes, 10.750% due 8/1/08	597,240

			2,687,052

Motion Pictures - 1.3%
		AMC Entertainment Inc.:
		Sr. Notes:
225,000	B-	5.970% due 8/15/10 (b)	232,875
175,000	B-	8.625% due 8/15/12 (b)	186,375
		Sr. Sub. Notes:
360,000	CCC+	9.500% due 2/1/11	371,700
250,000	CCC+	8.000% due 3/1/14 (b)	236,250
325,000	B-	Cinemark, Inc., Sr. Discount Notes, step bond to yield 9.739% due 3/15/14	225,063

			1,252,263

Paper/Forestry Products - 3.2%
175,000	BB	Abitibi-Consolidated Inc., Notes, 6.000% due 6/20/13	161,875

See Notes to Schedule of Investments.

HIGH YIELD BOND TRUST

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Paper/Forestry Products - 3.2% (continued)
$750,000	BB+	Fort James Corp., Sr. Notes, 6.875% due 9/15/07	$802,500
300,000	BB+	Georgia-Pacific Corp., Sr. Notes, 9.375% due 2/1/13	354,750
75,000	BB	Norske Skog Canada Ltd., Sr. Notes, 7.375% due 3/1/14	78,750
175,000	BB-	Sino Forest Corp., Sr. Notes, 9.125% due 8/17/11 (b)	180,688
1,600,000	BB-	Tembec Industries Inc., Sr. Notes, 7.750% due 3/15/12	1,616,000

			3,194,563

Printing/Publishing - 2.6%
275,000	B	American Color Graphics, Inc., Sr. Second Secured Notes,
		10.000% due 6/15/10	213,125
		Dex Media, Inc.:
575,000	B	Discount Notes, step bond to yield 8.628% due 11/15/13	424,063
125,000	B	Notes, 8.000% due 11/15/13	131,875
		Houghton Mifflin Co.:
700,000	B+	Notes, 7.200% due 3/15/11	732,375
125,000	B-	Sr. Notes, 8.250% due 2/1/11	131,250
50,000	B-	Sr. Sub. Notes, 9.875% due 2/1/13	52,750
900,000	B	Primedia, Inc., Sr. Notes, 8.875% due 5/15/11	904,500

			2,589,938

Retail - 2.8%
		Denny’s Corp.:
		Notes:
175,000	CCC+	11.250% due 1/15/08	182,438
500,000	AA-	6.765% due 9/13/10	505,625
		Sr. Notes:
125,000	CCC+	10.000% due 10/1/12 (b)	126,094
175,000	B-	El Pollo Loco Inc., Secured Notes, 9.250% due 12/15/09	181,125
175,000	B-	Friendly Ice Cream Corp., Sr. Notes, 8.375% due 6/15/12	168,875
380,000	BB+	J.C. Penney Co., Inc., Debentures, 8.125% due 4/1/27	419,900
		Jean Coutu Group PJC Inc.:
100,000	B	Sr. Notes 7.625% due 8/1/12 (b)	102,250
125,000	B	Sr. Sub Notes 8.500% due 8/1/14 (b)	124,688
250,000	B-	The Pantry, Inc., Sr. Sub. Notes, 7.750% due 2/15/14	255,000
700,000	BB	Saks Inc., Notes, 7.500% due 12/1/10	752,500

			2,818,495

Supermarkets and Distributors - 2.0%
425,000	BB+	Delhaize America, Inc., Debentures, 9.000% due 4/15/31	513,548
525,000	B	The Great Atlantic & Pacific Tea Co., Inc., Sr. Notes, 9.125% due 12/15/11	404,250
375,000	B	Roundy’s, Inc., Sr. Sub. Notes, Series B, 8.875% due 6/15/12	405,937
325,000	BB	Smithfield Foods Inc., Sr. Notes, 7.000% due 8/1/11 (b)	341,250
350,000	BB-	Stater Bros. Holdings Inc., Sr. Notes, 8.125% due 6/15/12 (b)	368,375

			2,033,360

Technology - 2.3%
175,000	B	Amkor Technology Inc., Sr. Notes, 7.125% due 3/15/11	144,375
375,000	BB+	Freescale Semiconductor Inc., Sr. Notes, 4.380% due 7/15/09 (b)(d)	386,250
1,325,000	B	Lucent Technologies, Inc., Debentures, 6.450% due 3/15/29	1,079,875
100,000	B+	Solectron Corp., Sr. Notes, 9.625% due 2/15/09	111,250
175,000	BBB-	Thomas & Betts Corp., Sr. Notes, 7.250% due 6/1/13	188,153

See Notes to Schedule of Investments.

HIGH YIELD BOND TRUST

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Technology -2.3% (continued)
$325,000	BB+	Unisys Corp., Sr. Notes, 8.125% due 6/1/06	$348,156

			2,258,059

Telecommunications - 5.9%
499,000	CCC	Alamosa (Delaware), Inc., Sr. Discount Notes, step bond to yield 11.482% due 7/31/09	516,465
33,000	CCC	American Tower Corp., Sr. Notes, 9.375% due 2/1/09	35,145
300,000	CCC	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield 10.240% due 8/1/08	225,000
275,000	BB+	AT&T Corp., Sr. Notes, 7.300% due 11/15/11	309,031
128,322	Caa1*	Calpoint Receivables Structured Trust 2001, Notes, 7.440% due 12/10/06 (b)	128,964
700,000	CCC	Centennial Communications Corp./Centennial Cellular Operating Co. LLC, Sr. Notes, 10.125% due 6/15/13	740,250
375,000	B-	Cincinnati Bell Inc., Sr. Sub. Notes, 8.375% due 1/15/14	344,063
75,000	NR	Horizon PCS, Inc., Sr. Sub. Discount Notes, step bond to yield 30.460% due 10/1/10 ( c)	22,500
		MCI, Inc., Sr. Notes:
351,000	NA*	5.908% due 5/1/07	348,806
76,000	NA*	6.688% due 5/1/09	73,435
65,000	NA*	7.735% due 5/1/14	61,750
		Nextel Communications, Inc., Sr. Serial Redeemable Notes:
50,000	BB	9.375% due 11/15/09	53,188
525,000	BB	5.950% due 3/15/14	517,125
500,000	B+	Panamsat Corp., Sr. Unsecured Notes, 9.000% due 8/15/14 (b)	522,500
550,000	BB-	Qwest Corp., Sr. Notes, 7.875% due 9/1/11 (b)	573,375
175,000	B	Qwest Services Corp., Notes 13.500% due 12/15/10 (b)(d)	205,187
		Rural Cellular Corp.:
200,000	B-	Sr. Secured Notes, 8.250% due 3/15/12 (b)	204,500
375,000	CCC	Sr. Sub. Notes, 9.750% due 1/15/10	328,125
550,000	B-	Syniverse Technologies Inc., Sr. Sub. Notes, Series B 12.750% due 2/1/09	618,750

			5,828,159

Textiles/Apparel - 0.8%
275,000	B+	Invista, Notes, 9.250% due 5/1/12 (b)	294,938
500,000	CCC	Levi Strauss & Co., Sr. Notes, 12.250% due 12/15/12	531,250

			826,188

Utilities - 8.3%
		Allegheny Energy Supply Co. LLC, Secured Bonds:
158,293	B+	Series A, 10.250% due 11/15/07 (b)	182,037
16,706	B+	Series B, 10.250% due 11/15/07 (b)	17,625
		Calpine Corp., Sr. Secured Notes:
275,000	B	8.750% due 7/15/13 (b)	209,000
400,000	B+	9.625% due 9/30/14 (b)	395,000
375,000	B+	Calpine Generating Co., LLC, First Priorty Secured Notes, 5.350% due 4/1/09 (b)(d)	376,875
100,000	NR	Consumers Energy Co., First Mortgage Bonds, 7.375% due 9/15/23	103,597
325,000	B-	Dynegy Holdings Inc., Sr. Secured Notes, 10.125% due 7/15/13 (b)	375,375

See Notes to Schedule of Investments.

HIGH YIELD BOND TRUST

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE

Utilities - 8.3% (continued)
$650,000	B-	El Paso Production Holdings Co., Sr. Debentures, 7.750% due 6/1/13	$654,875
1,100,000	CCC+	NGC Corp., Sr. Debentures, 7.125% due 5/15/18	968,000
		Northwestern Corp., Notes:
325,000	D	7.875% due 3/15/07 (c)	288,437
225,000	D	8.750% due 3/15/12 (c)	199,687
		Reliant Resources, Inc., Sr. Secured Notes:
150,000	B	9.250% due 7/15/10	161,812
425,000	B	9.500% due 7/15/13	463,781
275,000	CCC+	Sonat Inc., Notes, 6.625% due 2/1/08	271,562
1,525,000	B-	Southern Natural Gas Co., Notes, 7.350% due 2/15/31	1,513,562
375,000	B+	Transcontinental Gas Pipe Line Corp., Sr. Notes, Series B,
		8.875% due 7/15/12	457,969
		The Williams Cos., Inc., Notes:
650,000	B+	6.625% due 11/15/04	652,437
850,000	B+	7.125% due 9/1/11	937,125

			8,228,756

		TOTAL CORPORATE BONDS AND NOTES (Cost - $75,217,198)	80,860,653

OTHER INVESTMENTS - 3.1%
2,915,698	BB-	Trains HY-2004 - 1, Sr. Secured Notes, 8.211% due 8/1/15 (b) (d)	3,141,404

		TOTAL OTHER INVESTMENTS (Cost - $3,104,473)	3,141,404

SHARES

COMMON STOCK - 0.3%

Automotive - 0.1%
4,812		Hayes Lemmerz International, Inc. (e)	48,890

Cable - 0.0%
1,057		Classic Holdco LLC (e)	34,500

Freight/Container/Shipping - 0.0%
41		Atlas Air Worldwide Holdings, Inc. (e)	779

Telecommunications - 0.2%
25,745		Dobson Communications Corp., Class A shares (e)	34,241
9,809		MCI Inc.	164,300

			198,541

		TOTAL COMMON STOCK (Cost - $727,524)	282,710

PREFERRED STOCK - 0.4%
Automotive - 0.0%
40		Hayes Lemmerz International Operating Co., 8.000% Cumulative Exchangeable, Series A	1,944

Broadcasting - 0.2%
350		Granite Broadcasting Corp., 12.750% Cumulative Exchangeable	172,375
1,100		Paxson Communications Corp., 14.250% Cumulative Jr. Exchangeable	82,775

			255,150

Telecommunications - 0.2%
284		Alamosa Holdings Inc., 7.500% Cumulative Exchangeable, Series B	166,992
400		Dobson Communications Corp., 6.000% Cumulative Exchangeable, Series F (b)	20,000

			186,992

		TOTAL PREFERRED STOCK (Cost - $503,653)	444,086

See Notes to Schedule of Investments.

HIGH YIELD BOND TRUST

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	SECURITY	VALUE
WARRANTS (b) (e) - 0.0%
Technology - 0.0%
9,411	Viasystems Group, Inc., Expire 1/31/10(f)	$0

Telecommunications - 0.0%
275	Horizon PCS Inc., Expire 10/1/10(f)	0

	TOTAL WARRANTS (Cost - $147,600)	0

	SUB-TOTAL INVESTMENTS (Cost - $79,700,448)	84,728,853

REPURCHASE AGREEMENT - 13.4%
$13,314,000	State Street Bank & Trust Co. dated 9/30/04, 1.600% due 10/1/04; Proceeds at maturity - $13,314,592; (Fully collateralized by a U.S. Treasury Bond, 8.875% due 2/15/19; Market value - $13,586,625) (Cost - $13,314,000)	13,314,000

	TOTAL INVESTMENTS - 98.4% (Cost - $93,014,448**)	98,042,853
	Other Assets in Excess of Liabilities - 1.6%	1,565,724

	TOTAL NET ASSETS - 100.0%	$99,608,577

(a)	All ratings are by Standard & Poor’s Ratings Service, except those identified by an asterisk (*) which are rated by Moody’s Investors Service Inc.
(b)	Security is exempt from registration under 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c)	Security is currently in default.
(d)	Variable rate security.
(e)	Non-income producing security.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
**	Aggregate cost for Federal income tax purposes is substantially the same.
See pages 10 and 11 for definition of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB” “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

High Yield Bond Trust (“Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the closing bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities traded in the over-the-counter market are valued at prices based on market quotations for securities of similar type; U.S. government agencies and obligations are valued at the mean between the last reported bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines of if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Investment Transactions. Security transactions are accounted for on trade date.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

High Yield Bond Trust
Gross unrealized appreciation	$6,682,302
Gross unrealized depreciation	(1,653,897)

Net unrealized appreciation	$5,028,405

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Yield Bond Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 29, 2004

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date November 29, 2004